Share-based compensation (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended						1 Months Ended					12 Months Ended			0 Months Ended			6 Months Ended		3 Months Ended			0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jul. 20, 2011 Redeemable ordinary shares	Sep. 22, 2013 Chenchao (CC)Zhuang First option grant Vesting on December 31, 2013	Sep. 22, 2013 Chenchao (CC)Zhuang First option grant Vesting on a quarterly basis after December 31, 2013	Sep. 22, 2013 Chenchao (CC)Zhuang Second option grant Vesting on December 31, 2013	Sep. 22, 2013 Chenchao (CC)Zhuang Second option grant Vesting on a quarterly basis after December 31, 2013	Sep. 22, 2013 Plan	Nov. 30, 2007 Plan	Aug. 10, 2012 Plan	Dec. 29, 2011 Plan	Jun. 22, 2011 Plan	Jul. 30, 2010 Plan	Dec. 31, 2013 Plan Employees	Dec. 31, 2012 Plan Employees	Dec. 31, 2011 Plan Employees	Apr. 28, 2011 Plan Senior executives Ordinary shares CNY	Oct. 02, 2012 Plan Senior management	Apr. 02, 2012 Plan Senior management	Sep. 30, 2012 Plan Senior management USD ($)	Sep. 30, 2012 Plan Senior management CNY	Dec. 31, 2013 Plan Chenchao (CC)Zhuang USD ($)	Dec. 31, 2013 Plan Chenchao (CC)Zhuang CNY	Sep. 22, 2013 Plan Chenchao (CC)Zhuang	Sep. 22, 2013 Plan Chenchao (CC)Zhuang First option grant USD ($)	Sep. 22, 2013 Plan Chenchao (CC)Zhuang Second option grant USD ($)	Mar. 06, 2012 Plan Executive officers USD ($)	Dec. 31, 2012 Plan Executive officers USD ($)	Dec. 31, 2012 Plan Executive officers CNY	Jun. 15, 2011 Plan Directors CNY item	Dec. 31, 2011 Plan Directors CNY	Jun. 22, 2011 Modification of the Plan on June 22, 2011 USD ($)	Jun. 22, 2011 Modification of the Plan on June 22, 2011 CNY	Dec. 31, 2013 Modification of the Plan on June 22, 2011 CNY	Dec. 31, 2012 Modification of the Plan on June 22, 2011 CNY	Dec. 31, 2011 Modification of the Plan on June 22, 2011 CNY	Jan. 25, 2013 Modification of options granted to March 6, 2012	Dec. 31, 2013 Modification of options granted to March 6, 2012 USD ($)	Dec. 31, 2013 Modification of options granted to March 6, 2012 CNY
Stock option activity
Awards to be granted (in shares)											9,600,140		26,060,000	20,274,362	11,807,000											2
Awards to be granted (in shares)																																							450,000
Contractual term											10 years																		10 years
Vesting period											4 years																			4 years	4 years
Grant date fair value (in dollars per share)																											$ 2.69	$ 2.19
Vesting percentage											25.00%
Vesting period of 25% of awards											1 year
Portion of shares vested on quarterly basis											0.0625
Additional shares authorized as a percentage of total outstanding ordinary and redeemable ordinary shares												1.50%
Additional number of shares available for issuance under the plan										6,066,896
Share options granted																10,988,106	4,765,068	3,769,464		11,000	278,000						3,033,448	3,033,448	500,000
Share options granted																			263,726
Recognized compensation costs	$ 10,524	63,707	27,206	28,454															5,416			$ 590	3,620	$ 3,723	22,540					$ 0		654			9,472					$ 269	1,627
Share options granted (in dollars per share)																											$ 3.9559	$ 6.5932	$ 0.01
Contractual term																											10 years	10 years
Vesting percentage						25.00%	6.25%	25.00%	6.25%																					25.00%	25.00%
Performance condition to grant shares, as percentage of consolidated revenue																														90.00%	90.00%
Performance condition to grant shares, target of consolidated revenue																															530,000
Performance condition to grant shares, as percentage of revenue from hotels for reservations and sales																														90.00%	90.00%
Performance condition to grant shares, target of revenue from hotels for reservations and sales																															150,000
Number of shares repurchased																																178,187
Number of directors whose shares repurchased																																2
Value of shares repurchased																																5,708
Shares repurchased excess of repurchase price over fair value																																	336
Percentage of ownership held by a shareholder					80.00%
Conversion ratio of share options and share entitlements to share entitlements																																		1.77606	1.77606
Cash payment per share upon conversion of share options and share entitlements to share entitlements (in dollars per unit)																																		$ 1.6113
Percentage of escrow amount released																																		15.00%	15.00%
Period till which escrow amount would be held																																		18 months	18 months
Incremental compensation cost recognized																																		0	0
Incremental fair value modified awards over original awards																																		0	0
Share-based liabilities paid																																				6,376	11,034	4,661
Percentage of options previously granted																																							90.00%